The company	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The company
The company
Background
Vocera Communications, Inc. (“Vocera” or the “Company”) is a provider of mobile communication solutions focused on addressing critical communication challenges facing hospitals today. Vocera helps its customers improve patient safety and satisfaction, and increase hospital efficiency and productivity through its Voice Communication, Secure Messaging and Care Transition solutions. The Voice Communication solution, which includes a lightweight, wearable, voice-controlled communication badge and a software platform, enables users to connect instantly with other hospital staff simply by saying the name, function or group name of the desired recipient. The Secure Messaging solution securely delivers text messages and alerts directly to and from smartphones, replacing legacy pagers. The Care Transition solution is a hosted voice and text based software application that captures, manages and monitors patient information when responsibility for the patient is transferred or “handed-off” from one caregiver to another, or when the patient is discharged from the hospital. These three solutions are complemented by our ExperiaHealth business, which is focused on improving patient experience.
Vocera was incorporated in Delaware on February 16, 2000. Vocera formed wholly owned subsidiaries Vocera Communications UK Ltd and Vocera Communications Australia Pty Ltd. in 2005, and Vocera Hand-Off, Inc., Vocera Canada, Ltd. and ExperiaHealth, Inc. in 2010.
The Company completed its initial public offering (“IPO”) of common stock on April 2, 2012 in accordance with the Securities Act of 1933, as amended ("the Securities Act"). The Company sold 5,000,000 shares and certain of its stockholders sold 1,727,500 shares, including 877,500 shares for the underwriters' over-allotment option, through a firm commitment underwritten, public offering. The shares were sold at the initial public offering price of $16.00 per share for aggregate gross offering proceeds of $80.0 million to the Company and $27.6 million to the selling stockholders.
Since the Company’s inception, it has incurred significant losses and, as of June 30, 2012 (unaudited), it had an accumulated deficit of $56.5 million. The Company has funded its operations primarily with customer payments for its products and services, proceeds from the issuances of convertible preferred stock, proceeds from the issuance of common stock in connection with its IPO, borrowings under its term loan facility and the utilization of its line of credit. From inception, the Company has sold an aggregate of $52.8 million of its convertible preferred stock net of issuance costs. As of June 30, 2012 (unaudited), the Company had cash, cash equivalents and short-term investments of $79.8 million.
The Company believes that its existing sources of liquidity will satisfy its working capital and capital requirements for at least the next 12 months. Failure to generate sufficient revenue, achieve planned gross margins, or control operating costs may require the Company to raise additional capital through equity or debt financing. Such additional financing may not be available on acceptable terms, or at all, and could require the Company to modify, delay or abandon some of its planned future expansion or expenditures or reduce some of its ongoing operating costs, which could harm its business, operating results, financial condition and ability to achieve its intended business objectives. If the Company raises additional funds through further issuances of equity, convertible debt securities or other securities convertible into equity, its existing stockholders could suffer significant dilution in their percentage ownership of the Company and any new securities it issues could have rights, preferences and privileges senior to those of holders of its common stock.